OTHER FINANCIAL DATA - REGULATORY MATTERS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Regulatory Balancing Accounts [Line Items]
Overcollected	$ (1,730)		$ (1,077)
Undercollected	2,476		1,542
Net current receivable (payable)	746	[1]	465	[1]
Undercollected	173	[2]	213	[2]
Total net receviable (payable)	919	[1]	678	[1]
San Diego Gas and Electric Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(1,195)		(645)
Undercollected	1,906		1,201
Net current receivable (payable)	711	[1]	556	[1]
Undercollected	0	[2]	161	[2]
Total net receviable (payable)	711	[1]	717	[1]
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(535)		(432)
Undercollected	570		341
Net current receivable (payable)	35	[1]	(91)	[1]
Undercollected	173	[2]	52	[2]
Total net receviable (payable)	$ 208	[1]	$ (39)	[1]

[1]	At December 31, 2013, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.
[2]	Long-term undercollected balance included in Regulatory Assets (long-term) on the Consolidated Balance Sheets.